Restructuring expenses - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
GERMANY
Statement [Line Items]
Restructuring Expenses	$ 0.6	$ 13.4